Total
Columbia Disciplined Value Fund
Summary of the Fund
Investment Objective
Columbia Disciplined Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below.

You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the
Choosing a Share Class
section beginning on page 22 of the Fund’s prospectus, in
Appendix A
to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under
Sales Charge Waivers
beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Disciplined Value Fund	Class A		Class V		Class C		Class Adv	Class Inst	Class Inst2	Class Inst3	Class R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		5.75%		none		none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	1.00%	[1]	1.00%	[2]	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Disciplined Value Fund		Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R	Class V
Management fees		0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees		0.25%	none	1.00%	none	none	none	0.50%	none
Other expenses		0.27%	0.27%	0.27%	0.27%	0.10%	0.05%	0.27%	0.52%
Total annual Fund operating expenses		1.26%	1.01%	2.01%	1.01%	0.84%	0.79%	1.51%	1.26%
Less: Fee waivers and/or expense reimbursements	[1]	(0.18%)	(0.18%)	(0.18%)	(0.18%)	(0.14%)	(0.15%)	(0.18%)	(0.18%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.08%	0.83%	1.83%	0.83%	0.70%	0.64%	1.33%	1.08%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through November 30, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.08% for Class A, 0.83% for Class Adv, 1.83% for Class C, 0.83% for Class Inst, 0.70% for Class Inst2, 0.64% for Class Inst3, 1.33% for Class R and 1.08% for Class V.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the
Annual Fund Operating Expenses
table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Expense Example - Columbia Disciplined Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	679	935	1,211	1,995
Class Adv	85	304	540	1,220
Class C	286	613	1,066	2,323
Class Inst	85	304	540	1,220
Class Inst2	72	254	452	1,024
Class Inst3	65	237	424	964
Class R	135	460	807	1,786
Class V	679	935	1,211	1,995

Expense Example, No Redemption - Columbia Disciplined Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	679	935	1,211	1,995
Class Adv	85	304	540	1,220
Class C	186	613	1,066	2,323
Class Inst	85	304	540	1,220
Class Inst2	72	254	452	1,024
Class Inst3	65	237	424	964
Class R	135	460	807	1,786
Class V	679	935	1,211	1,995

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000
®
Value Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector.
The Fund may invest in derivatives, such as futures (including equity futures and index futures) for cash equitization purposes.
In pursuit of the Fund’s objective, the portfolio managers employ a process that applies fundamental investment concepts in a systematic framework seeking to identify and exploit mispriced stocks. The Fund benefits from collaboration between quantitative and fundamental research to create sector and industry-specific multi-factor stock selection models, which are utilized by the portfolio managers when constructing a diversified portfolio.

Principal Risks
An investment in the Fund involves risks, including
Quantitative Model Risk
,
 Value Securities Risk
,
 Large-Cap Stock Risk
,

and
Market Risk
, among others. Descriptions of these and other principal risks of investing in the Fund are provided below.

There is no assurance that the Fund will achieve its investment objective and you may lose money
. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Active Management Risk.
While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective. The Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Counterparty Risk.
Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Derivatives Risk.
Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk.
A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Issuer Risk.
An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
Large-Cap Stock Risk.
Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk.
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Quantitative Model Risk.
Quantitative models used by the Fund may not effectively identify purchases and sales of Fund investments and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
Sector Risk.
At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors, including the financial services sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Financial Services Sector.
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Value Securities Risk.
Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet portfolio management’s perceived value assessment of that security, or may decline in price, even though portfolio management believes the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to portfolio management’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.

The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the
Shareholder Fees
table in this prospectus) for the periods shown with a broad measure of market performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share classes, where applicable) for periods prior to its inception date. Share classes with expenses that are higher than Class A shares will have performance that is lower than Class A shares (without applicable sales charges). Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the
Average Annual Total Returns
table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table.

In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

The after-tax returns are shown only for Class A shares and will vary for other share classes.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of September 30, 2020: -11.76%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 4th Quarter 2011 13.32% Worst 3rd Quarter 2011 -16.32%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2019)
Average Annual Total Returns - Columbia Disciplined Value Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Aug. 01, 2008	12.34%	5.54%	10.96%
Class A | returns after taxes on distributions	Aug. 01, 2008	9.69%	3.74%	8.82%
Class A | returns after taxes on distributions and sale of Fund shares	Aug. 01, 2008	9.13%	4.11%	8.54%
Class Adv	Jun. 01, 2015	19.45%	7.06%	11.75%
Class C	Aug. 01, 2008	17.22%	6.00%	10.76%
Class Inst	Sep. 27, 2010	19.45%	7.05%	11.87%
Class Inst2	Jun. 01, 2015	19.67%	7.15%	11.80%
Class Inst3	Jun. 01, 2015	19.69%	7.19%	11.82%
Class R	Aug. 01, 2008	18.89%	6.55%	11.33%
Class V	Mar. 07, 2011	12.25%	5.53%	10.93%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		26.54%	8.29%	11.80%